SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT AND GEOGRAPHICAL INFORMATION [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION

NOTE 17 - SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other aviation services to airlines and airport authorities, predominantly in Europe and the United States. The technology segment is predominantly involved in the development and sale of identity security software to financial and other institutions, predominantly in Europe and Israel. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision maker and the performance of the reportable segments is based primarily on loss from continuing operations.

		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Year ended December 31, 2013:
Revenue	$-	$125,336	$367	$125,703
Depreciation and amortization	2	671	91	764
Income (loss) from continuing
operations	(3,938)	2,341	(3,689)	(5,286)
Total assets from continuing
operations	447	27,895	488	28,830

Year ended December 31, 2012:
Revenue	$-	$96,349	$401	$96,750
Depreciation and amortization	3	631	55	689
Loss from continuing operations	(3,268)	(1,343)	(3,304)	(7,915)
Total assets from continuing
operations	411	20,480	438	21,329

Year ended December 31, 2011:
Revenue	$-	$92,845	$495	$93,340
Depreciation and amortization	7	554	41	602
Loss from continuing operations	(527)	(279)	(3,998)	(4,804)

Revenue by country is summarized as follows:

	Year Ended December 31,
	2013	2012	2011

United States	$41,565	$36,866	$35,770
The Netherlands	56,631	48,284	47,516
Germany	13,002	-	-
Other	14,505	11,600	10,054
Total	$125,703	$96,750	$93,340

Property and equipment, net of accumulated depreciation and amortization, by country is summarized as follows:

	December 31,
	2013	2012

United States	$440	$521
The Netherlands	579	762
Germany	121	-
Other	352	296
Total	$1,492	$1,579